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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE GRIFFIN
Title: CHIEF FINANCIAL OFFICER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George Griffin                           Memphis, TN          May 13, 2009
-------------------------------------   ---------------------   ----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     22
Form 13F Information Table Value Total: 57,816 (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                       VOTING AUTHORITY
                               TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER           CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN, INC                       COM   00738A 10 6   12,903   795,963             SOLE               795,963
AMERICAN ORIENTAL BIOENGR INC.    COM   028731 10 7   10,266 2,659,471             SOLE             2,659,471
ATHENAHEALTH, INC                 COM   04685W 10 3    4,872   202,092             SOLE               202,092
BERRY PETROLEUM CO.            COM CL A 085789 10 5      285    26,000             SOLE                26,000
CADENCE FINL CORP.                COM   12738A 10 1       84    18,960             SOLE                18,960
COLONIAL BANCGROUP INC.           COM   195493 30 9       23    25,000             SOLE                25,000
DEVON ENERGY CORP.                COM   25179M 10 3    2,011    45,000             SOLE                45,000
DISH NETWORK CORP.             COM CL A 25470M 10 9    2,666   240,000             SOLE               240,000
ELECTRONIC ARTS                   COM   285512 10 9    1,819   100,000             SOLE               100,000
GREEN BANKSHARES, INC.            COM   394361 20 8      266    30,199             SOLE                30,199
GREEN MTN COFFEE ROASTERS         COM   393122 10 6    2,518    52,460             SOLE                52,460
INFINITY PPTY & CAS CORP          COM   45665Q 10 3    1,510    44,517             SOLE                44,517
JP MORGAN CHASE & CO.             COM   46625H 10 0    1,994    75,000             SOLE                75,000
KNIGHT TRANSPORTATION INC         COM   499064 10 3    3,638   240,000             SOLE               240,000
NORFOLK SOUTHERN CORP.            COM   655844 10 8    2,025    60,000             SOLE                60,000
QUICKSILVER RESOURCES INC.        COM   74837R 10 4      388    70,000             SOLE                70,000
REDWOOD TRUST INC.                COM   758075 40 2    1,535   100,000             SOLE               100,000
SAIA INC.                         COM   78709Y 10 5      179    15,000             SOLE                15,000
XM SATELLITE RADIO HLDGS. INC.   NOTE   983759 AC 5    7,106 7,500,000             SOLE             7,500,000
VISTAPRINT LTD                    COM   G93762 20 4      687    25,000             SOLE                25,000
WHITNEY HLDG. CORP.               COM   966612 10 3      429    37,500             SOLE                37,500
XTO ENERGY INC.                   COM   98385X 10 6      612    20,000             SOLE                20,000